Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Change in Fair Value of Interest Rate Swaps, Beginning Balance	$ (217,936)	$ (202,260)
Change in Fair Value of Interest Rate Swaps, Activity during year, net of tax	55,145	(15,676)
Change in Fair Value of Interest Rate Swaps, Ending Balance	(162,791)	(217,936)
Change in Fair Value of Sale Securities, Beginning Balance	2,536	(1,180)
Change in Fair Value of Sale Securities, Activity during year, net of tax	(960)	3,716
Change in Fair Value of Sale Securities, Ending Balance	1,576	2,536
Change in Unrecognized Pension Cost Components, Beginning balance	(15,527)	(17,945)
Change in Unrecognized Pension Cost Components, Activity during year, net of tax	(7,737)	2,418
Change in Unrecognized Pension Cost Components, Ending balance	(23,264)	(15,527)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(230,927)	(221,385)
Accumulated Other Comprehensive Income (Loss), Activity during year, net of tax	46,448	(9,542)
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (184,479)	$ (230,927)